Cover	Sep. 08, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 08, 2021
Entity File Number	001-40625
Entity Registrant Name	Clover Leaf Capital Corp.
Entity Central Index Key	0001849058
Entity Tax Identification Number	85-2303279
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o Ellenoff Grossman & Schole LLP
Entity Address, Address Line Two	1345 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10105
City Area Code	305
Local Phone Number	577-0031
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one Right to receive one-eighth (1/8) of one share of Class A Common Stock upon the consummation of an initial business combination
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock
Trading Symbol	CLOEU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	CLOE
Security Exchange Name	NASDAQ
Rights, every eight (8) rights entitles the holder to receive one share of Class A Common Stock upon the consummation of an initial business combination
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Rights, every eight (8) rights entitles the holder to receive one share of Class A Common Stock
Trading Symbol	CLOER
Security Exchange Name	NASDAQ